UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199

Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                      131

Form 13F Information Table Value Total:                  US $517,926 (thousands)


List of Other Included Managers:  NONE

                                                                                                              VOTING AUTHORITY
                                Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer                  Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE     SHARED  NONE
ABBOTT LABS                     COM       002824100   4,316     83,240     SH         SOLE                  29,210  0        54,030
AFLAC INC COM                   COM       001055102  11,787    436,552     SH         SOLE                 168,522  0       268,030
AIR PRODS & CHEMS INC           COM       009158106   2,739     71,000     SH         SOLE                       0  0        71,000
ALBERTSONS INC COM              COM       013104104     250      7,854     SH         SOLE                   7,500  0           354
ALLTEL CORP COM                 COM       020039103   4,437     76,565     SH         SOLE                  43,660  0        32,905
AMERICAN HOME PRODS C           COM       026609107  14,344    246,257     SH         SOLE                  93,453  0       152,804
AMERICAN INTL GROUP I           COM       026874107  13,156    168,668     SH         SOLE                  60,314  0       108,354
ANADARKO PETE CORP CO           COM       032511107   1,683     35,000     SH         SOLE                       0  0        35,000
ANHEU USCH COS INC              COM       035229103   1,949     46,532     SH         SOLE                   6,532  0        40,000
AOL TIME WARNER                 COM       00184A105   3,512    106,117     SH         SOLE                  32,966  0        73,151
AT&T CORP COM                   COM       001957109     330     17,112     SH         SOLE                   1,307  0        15,805
AUSTINS STEAKS & SALO           COM       052482205       8     16,666     SH         SOLE                  16,666  0             0
AUTOMATIC DATA PROCES           COM       053015103   7,574    161,014     SH         SOLE                  70,775  0        90,239
AVERY DENNISON CORP             COM       053611109   2,212     46,750     SH         SOLE                       0  0        46,750
AVON PRODS INC COM              COM       054303102   5,951    128,660     SH         SOLE                  88,220  0        40,440
BANK AMER CORP COM              COM       060505104   8,814    150,931     SH         SOLE                  48,600  0       102,331
BANK NEW YORK INC               COM       064057102   2,310     66,000     SH         SOLE                       0  0        66,000
BARD, C R INC                   COM       067383109     298      5,800     SH         SOLE                   5,800  0             0
BAXTER INTL INC                 COM       071813109  21,885    397,547     SH         SOLE                 131,449  0       266,098
BECTON DICKINSON & CO           COM       075887109     385     10,400     SH         SOLE                  10,400  0             0
BELLSOUTH CORP                  COM       079860102   3,611     86,911     SH         SOLE                   4,235  0        82,676
BOEING CO COM                   COM       097023105   1,342     40,064     SH         SOLE                      64  0        40,000
BP AMOCO P L C ADR SP           COM       055622104     228      4,637     SH         SOLE                     292  0         4,345
BRISTOL MYERS SQUIBB            COM       110122108   2,503     45,057     SH         SOLE                  15,362  0        29,695
CADBURY SCHWEPPES DEL           PFD       127207207     214      8,400     SH         SOLE                   5,000  0         3,400
CHESTER VY BANCORP IN           COM       166335109     665     47,467     SH         SOLE                   3,560  0        43,907
CHEVRON CORP                    COM       166751107  16,601    195,881     SH         SOLE                  62,388  0       133,493
CINTAS CORP COM                 COM       172908105     212      5,250     SH         SOLE                   5,250  0             0
CISCO SYS INC COM               COM       17275R102   3,276    268,980     SH         SOLE                  83,654  0       185,326
CITIGROUP INC COM               COM       172967101  17,364    428,750     SH         SOLE                 118,570  0       310,180
CLOROX CO COM                   COM       189054109     252      6,800     SH         SOLE                   6,800  0             0
COCA COLA CO                    COM       191216100     610     13,026     SH         SOLE                   4,566  0         8,460
COLGATE PALMOLIVE CO            COM       194162103   3,350     57,511     SH         SOLE                   4,373  0        53,138
COMPAQ COMPUTER CORP            COM       204493100     924    111,161     SH         SOLE                  77,966  0        33,195
CONOCO INC CL A                 COM       208251306     402     15,800     SH         SOLE                   3,100  0        12,700
CONOCO INC CL B                 COM       208251405   2,472     97,536     SH         SOLE                   1,905  0        95,631
CVS CORP COM                    COM       126650100     236      7,114     SH         SOLE                     914  0         6,200
DISNEY WALT PRODTNS             COM       254687106     210     11,290     SH         SOLE                     800  0        10,490
DOLLAR GEN CORP COM             COM       256669102     123     10,538     SH         SOLE                   6,913  0         3,625
DONNELLEY R R & SONS            COM       257867101     216      8,000     SH         SOLE                   8,000  0             0
DOW CHEMICAL CORP               COM       260543103   2,627     80,197     SH         SOLE                      84  0        80,113
DU PONT E I DE NEMOUR           COM       263534109     415     11,063     SH         SOLE                   2,535  0         8,528
DUKE PWR CO                     COM       264399106   4,359    115,165     SH         SOLE                  25,490  0        89,675
E M C CORP MASS COM             COM       268648102   1,400    119,165     SH         SOLE                  51,197  0        67,968
ECOLAB INC COM                  COM       278865100   1,404     38,650     SH         SOLE                     300  0        38,350
ELECTRONIC DATA SYS C           COM       285661104     222      3,859     SH         SOLE                       0  0         3,859
EMERSON ELEC CO                 COM       291011104   3,649     77,536     SH         SOLE                   4,350  0        73,186
EXXON MOBIL CORP COM            COM       30231G102  16,454    417,614     SH         SOLE                 135,798  0       281,816
FAMILY DLR STORES INC           COM       307000109   1,550     56,310     SH         SOLE                  40,375  0        15,935
FEDERAL HOME LN MTG C           COM       313400301   3,659     56,298     SH         SOLE                   1,298  0        55,000
FEDERAL NAT MORTGAGE            COM       313586109  18,290    228,451     SH         SOLE                  73,076  0       155,375
FIRSTSERVICE CORP SUB           COM       33761N109   1,285     57,460     SH         SOLE                  57,460  0             0
FLEETBOSTON FINL CORP           COM       339030108   8,817    239,931     SH         SOLE                  77,466  0       162,465
FLOWERS INDS INC                COM       343496105     232     14,000     SH         SOLE                  14,000  0             0
GANNETT INC DEL                 COM       364730101     759     12,635     SH         SOLE                   7,468  0         5,167
GENERAL ELEC CO                 COM       369604103  15,324    411,934     SH         SOLE                 129,730  0       282,204
GENERAL MLS INC COM             COM       370334104     291      6,400     SH         SOLE                   6,400  0             0
HALLIBURTON CO COM              COM       406216101   1,191     52,816     SH         SOLE                  37,921  0        14,895
HANNAFORD BROTHERS CO           COM       410550107     495      6,600     SH         SOLE                   6,600  0             0
HASBRO INC COM                  COM       418056107     202     14,400     SH         SOLE                  14,400  0             0
HEWLETT PACKARD CO CO           COM       428236103     290     18,041     SH         SOLE                   3,090  0        14,951
HOME DEPOT INC COM              COM       437076102   5,237    136,485     SH         SOLE                  27,964  0       108,521
HONEYWELL INTL INC CO           COM       438516106   1,849     70,050     SH         SOLE                       0  0        70,050
HORMEL FOODS CORP COM           COM       440452100     283     12,000     SH         SOLE                  12,000  0             0
HOUSEHOLD INTL INC CO           COM       441815107   2,991     53,047     SH         SOLE                   8,000  0        45,047
I B M                           COM       459200101  13,741    149,813     SH         SOLE                  48,188  0       101,625
ILLINOIS TOOL WKS INC           COM       452308109   6,024    111,336     SH         SOLE                  72,090  0        39,246
INTEL CORP COM                  COM       458140100   6,704    327,967     SH         SOLE                 154,991  0       172,976
INTERPUBLIC GROUP COS           COM       460690100   1,099     53,849     SH         SOLE                  18,644  0        35,205
J P MORGAN CHASE & CO           COM       46625H100  10,302    301,660     SH         SOLE                 104,207  0       197,453
JOHN HANCOCK INVT TR            MF        47803P302     340     16,549     SH         SOLE                  16,549  0             0
JOHNSON & JOHNSON               COM       478160104  18,776    338,925     SH         SOLE                 114,522  0       224,403
KIMBERLY CLARK CORP C           COM       494368103  14,911    240,492     SH         SOLE                  89,632  0       150,860
KRAFT FOODS INC CL A            COM       50075N104   5,770    167,875     SH         SOLE                  72,360  0        95,515
LEGGETT & PLATT INC C           COM       524660107     405     20,760     SH         SOLE                  19,960  0           800
LILLY, ELI AND COMPAN           COM       532457108     442      5,473     SH         SOLE                   4,600  0           873
LINCOLN NATL CORP COM           COM       534187109     233      5,000     SH         SOLE                   5,000  0             0
LOWES COS INC COM               COM       548661107   9,635    304,415     SH         SOLE                 174,595  0       129,820
LUCENT TECHNOLOGIES I           COM       549463107   1,078    188,086     SH         SOLE                   8,676  0       179,410
MARSH & MCLENNAN COS            COM       571748102     308      3,180     SH         SOLE                   3,150  0            30
MASCO CORP COM                  COM       574599106     331     16,215     SH         SOLE                  15,215  0         1,000
MBIA INC                        COM       55262C100     375      7,500     SH         SOLE                   7,500  0             0
MCDONALDS CORP                  COM       580135101     244      9,000     SH         SOLE                   8,400  0           600
MCGRAW-HILL COMPANIES           COM       580645109  11,745    201,812     SH         SOLE                  79,625  0       122,187
MEDTRONIC INC COM               COM       585055106   8,723    200,535     SH         SOLE                 109,490  0        91,045
MERCK & CO INC                  COM       589331107   2,687     40,342     SH         SOLE                   7,282  0        33,060
MERRILL LYNCH & CO IN           COM       590188108   2,278     56,118     SH         SOLE                  38,133  0        17,985
MICROSOFT CORP COM              COM       594918104   4,324     84,504     SH         SOLE                  11,092  0        73,412
MINNESOTA MNG & MFG C           COM       604059105     241      2,449     SH         SOLE                     566  0         1,883
MOLEX INC CL A                  COM       608554200     221      9,100     SH         SOLE                   2,050  0         7,050
MOLEX INC COM                   COM       608554101     674     23,974     SH         SOLE                   1,905  0        22,069
MORGAN STANLEY DEAN W           COM       617446448   2,109     45,503     SH         SOLE                     450  0        45,053
MOTOROLA INC COM                COM       620076109     628     40,275     SH         SOLE                      75  0        40,200
NOKIA CORP ADR SPONSO           COM       654902204   4,363    278,796     SH         SOLE                 190,092  0        88,704
NORTEL NETWORKS CORP            COM       656568102   1,410    251,340     SH         SOLE                 175,705  0        75,635
ORACLE SYS CORP                 COM       68389X105   4,338    344,810     SH         SOLE                  87,555  0       257,255
ORASURE TECHNOLOGIES            COM       68554V108   1,006     98,100     SH         SOLE                  98,100  0             0
PAYCHEX INC COM                 COM       704326107     354     11,250     SH         SOLE                  11,250  0             0
PEPSICO INC                     COM       713448108  14,107    290,861     SH         SOLE                 126,883  0       163,978
PFIZER INC                      COM       717081103   1,491     37,175     SH         SOLE                  24,213  0        12,961
PHILIP MORRIS COS INS           COM       718154107   5,753    119,125     SH         SOLE                   9,825  0       109,300
PITNEY BOWES INC                COM       724479100     306      8,020     SH         SOLE                   7,020  0         1,000
PNC FINANCIAL CORP              COM       693475105   9,882    172,617     SH         SOLE                  62,749  0       109,868
PROCTER & GAMBLE COMP           COM       742718109     701      9,636     SH         SOLE                   6,617  0         3,019
PROGRESSIVE CORP OHIO           COM       743315103     335      2,500     SH         SOLE                   2,500  0             0
QUESTAR CORP COM                COM       748356102   4,205    208,395     SH         SOLE                  95,065  0       113,330
ROHM & HAAS CO COM              COM       775371107   8,814    269,050     SH         SOLE                  88,655  0       180,395
ROYAL DUTCH PETE CO N           COM       780257804   6,395    127,269     SH         SOLE                  49,519  0        77,750
SARA LEE CORP COM               COM       803111103     290     13,600     SH         SOLE                  13,600  0             0
SBC COMMUNICATIONS IN           COM       78387G103  17,855    378,932     SH         SOLE                 172,868  0       206,064
SCHERING PLOUGH CORP            COM       806605101   1,258     33,895     SH         SOLE                   7,885  0        26,010
SUN MICROSYSTEMS INC            COM       866810104     982    118,741     SH         SOLE                  52,501  0        66,240
SYSCO CORP COM                  COM       871829107   7,104    278,164     SH         SOLE                 100,735  0       177,429
TARGET CORP COM                 COM       87612E106   1,598     50,324     SH         SOLE                  16,545  0        33,779
TEXAS INSTRS INC COM            COM       882508104   1,319     52,820     SH         SOLE                  38,260  0        14,560
TYCO INTL LTD NEW COM           COM       902124106   6,949    152,725     SH         SOLE                  21,445  0       131,280
U S BANCORP                     COM       902973304     588     26,517     SH         SOLE                   1,011  0        25,506
UNILEVER N V NEW YORK           COM       904784501     294      4,107     SH         SOLE                   4,107  0             0
UNITED TECHNOLOGIES C           COM       913017109     855     18,391     SH         SOLE                  18,366  0            25
UNUMPROVIDENT CORP CO           COM       91529Y106     202      8,000     SH         SOLE                   8,000  0             0
VERIZON COMMUNICATION           COM       92343V104  10,406    192,305     SH         SOLE                  28,977  0       163,328
WACHOVIA GROUP COM              COM       929903102   1,301     41,967     SH         SOLE                  10,250  0        31,717
WAL MART STORES INC             COM       931142103   1,866     37,702     SH         SOLE                  20,596  0        17,106
WALGREEN COMPANY                COM       931422109     434     12,600     SH         SOLE                  11,400  0         1,200
WELLS FARGO & CO NEW            COM       949746101  12,487    280,912     SH         SOLE                 107,424  0       173,488
WILEY JOHN & SONS INC           COM       968223206     281     13,440     SH         SOLE                       0  0        13,440
WILMINGTON TR CORP CO           COM       971807102     285      5,160     SH         SOLE                       0  0         5,160
WORLDCOM INC GA NEW C           COM       98157D106   1,112     73,932     SH         SOLE                  54,707  0        19,225
WRIGLEY WM JR CO COM            COM       982526105     528     10,300     SH         SOLE                   6,400  0         3,900
XCEL ENERGY INC COM             COM       98389B100   5,897    209,470     SH         SOLE                  97,510  0       111,960
XO COMMUNICATIONS INC           COM       983764101     201    489,639     SH         SOLE                 489,639  0             0